BALANCE SHEET INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, net
Accounts receivable	$ 2,704.2	$ 2,648.9
Allowance for doubtful accounts	(77.5)	(80.9)
Total	2,626.7	2,568.0
Inventories
Finished goods	1,044.1	953.3
Raw materials and parts	447.3	391.0
Inventories at FIFO cost	1,491.4	1,344.3
Excess of FIFO cost over LIFO cost	(24.5)	(22.4)
Total	1,466.9	1,321.9
Property, plant and equipment, net
Land	199.9	191.4
Buildings and improvements	759.9	666.0
Leasehold improvements	84.6	87.9
Machinery and equipment	1,858.1	1,677.5
Merchandising and customer equipment	1,917.5	1,802.8
Capitalized software	443.9	435.4
Construction in progress	277.5	291.6
Property, plant and equipment, gross	5,541.4	5,152.6
Accumulated depreciation	(2,490.8)	(2,270.6)
Total	3,050.6	2,882.0
Cost of intangible assets subject to amortization:
Other intangible assets, gross	4,345.3	4,399.5
Total	4,456.8	4,785.3
Other assets
Deferred income taxes	71.5	54.5
Deferred financing costs	27.1	31.7
Pension	15.9	90.2
Other	256.7	231.5
Total	371.2	407.9
Other current liabilities
Discounts and rebates	255.4	263.2
Dividends payable	99.1	82.8
Interest payable	18.9	19.6
Taxes payable, other than income	122.6	115.3
Derivative liabilities	52.1	14.2
Restructuring	66.3	68.3
Future consideration payable to Champion sellers		86.4
Other	255.4	304.0
Total	869.8	953.8
Other liabilities
Deferred income taxes	1,415.8	1,661.3
Income taxes payable - non-current	86.4	90.2
Restructuring	9.3	12.9
Other	134.0	134.9
Total	1,645.5	1,899.3
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	(2.7)	(6.6)
Unrecognized pension and postretirement benefit expense, net of tax	(552.5)	(235.0)
Cumulative translation, net of tax	(396.7)	(63.6)
Total	(951.9)	(305.2)
Customer relationships
Cost of intangible assets subject to amortization:
Other intangible assets, gross	3,385.7	3,455.6
Accumulated amortization	(794.6)	(594.9)
Trademarks
Cost of intangible assets subject to amortization:
Other intangible assets, gross	311.1	308.1
Accumulated amortization	(91.5)	(70.4)
Patents
Cost of intangible assets subject to amortization:
Other intangible assets, gross	434.5	425.6
Accumulated amortization	(124.9)	(95.7)
Other technology
Cost of intangible assets subject to amortization:
Other intangible assets, gross	214.0	210.2
Accumulated amortization	(107.5)	(83.2)
Trade names
Cost of intangible assets not subject to amortization:
Other intangible assets, gross	$ 1,230.0	$ 1,230.0